Trade and other payables	12 Months Ended
Jun. 30, 2025
Trade and other payables
Trade and other payables
23	Trade and other payables

	2025	2024
for the year ended 30 June	Rm	Rm
Trade payables[1]	28 272	24 972
Capital project related payables[2]	284	861
Accrued expenses	3 914	4 045
Other payables (financial liabilities)	1 757	2 080
Related party payables	530	593
third parties	20	25
equity accounted investments	510	568

	34 757	32 551
Other payables (non-financial liabilities)[3]	8 586	7 664
Duties payable to revenue authorities	3 866	3 632
Value added tax	202	351
	47 411	44 198
1	The increase in trade payables mainly relate to higher material and utility cost.
2	Decrease mainly due to the development cost on the Production Sharing Agreement project in Mozambique nearing completion.
3	Other payables (non-financial liabilities) include employee-related payables.

Accounting policies:

Trade and other payables are initially recognised at fair value and subsequently stated at amortised cost. Capital project related payables are excluded from working capital, as the nature and risks of these payables are not considered to be aligned to operational trade payables.